Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income and Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income from unconsolidated subsidiary									$ 222	$ 238	$ 236
Gain on the sale of securities									218	13	9
Other non-interest income									283	229	202
Merger-related expenses	$ (25)		$ 314	$ 58	$ 1,595	$ 153	$ 48	$ 10	347	1,806
Other non-interest expense	4,247	$ 4,330	4,172	4,082	3,677	3,549	3,573	3,594	17,178	16,199	13,570
Provision for income taxes	252	150	162	255	(266)	146	120	83	819	83	525
Net income	$ 1,302	$ 1,447	$ 1,115	$ 1,292	$ 124	$ 1,009	$ 1,001	$ 924	5,156	3,058	4,216
Comprehensive income									4,150	3,052	3,678
Parent Company [Member]
Interest and dividends on investment securities available for sale									59	34	32
Dividends from bank subsidiary									5,624	3,900	3,691
Income from unconsolidated subsidiary									222	238	236
Gain on the sale of securities									166	19
Other non-interest income										1	1
Total income									6,071	4,192	3,960
Merger-related expenses									66	279
Other non-interest expense									157	131	132
Total expense									223	410	132
Income before income taxes (benefit) and equity in undistributed net income of subsidiary									5,848	3,782	3,828
Provision for income taxes									47	27	25
Income before equity in undistributed net income of subsidiary									5,801	3,755	3,803
Undistributed net income of subsidiary									(645)	(697)	413
Net income									5,156	3,058	4,216
Comprehensive income									$ 4,150	$ 3,052	$ 3,678